Share-based payments - Virtual shares program II (New VSOP) (Details) € in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 19, 2021 EUR (€)	Nov. 25, 2019	Aug. 31, 2020	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provision for employer taxes arising according to US regulations for future exercises	€ 8,000					$ 981,000
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		745,236		267,822
Exercise price (in dollars per share) | $ / shares				$ 6.21
Term Of Program Under Share-Based Payment Arrangement			9 years
Provision for employer taxes arising according to US regulations for future exercises | €					€ 147		€ 1,052
New VSOP | First tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as a percent)					25.00%
Term Of Program Under Share-Based Payment Arrangement					10 years